Consolidated Statements of Income (Parentheticals)		12 Months Ended
		Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 $ / shares shares
Income Statement [Abstract]
Diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.81	$ 0.10	$ 0.65	$ 0.48
Diluted	[1]	12,000,000	12,000,000	12,000,000	12,000,000

[1]	Retrospectively restated for effect of the nominal issuance of shares effected on February 27, 2023 and June 20, 2023 (Note 13).